Financial Instruments (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Financial Instruments [Line Items]
Borrowings	$ (186,049)	$ (197,602)
GE | Carrying amount
Financial Instruments [Line Items]
Investments and notes receivable	1,624	1,104
Borrowings	19,389	18,397
GE | Carrying amount | Intersegment [Member] | Intercompany Payable To GE
Financial Instruments [Line Items]
Borrowings (debt assumed)	73,623	84,704
GE | Estimated fair value
Financial Instruments [Line Items]
Investments and notes receivable	1,700	1,174
Borrowings	20,649	18,954
Accrued interest	5,118	3,001
GE | Estimated fair value | Intersegment [Member] | Intercompany Payable To GE
Financial Instruments [Line Items]
Borrowings (debt assumed)	82,083	92,231
Accrued interest	153
GE Capital
Financial Instruments [Line Items]
Effect of including interest rate and currency derivatives on borrowings and bank deposits	991	1,103
GE Capital | Intersegment [Member] | Intercompany Payable To GE
Financial Instruments [Line Items]
Borrowings (debt assumed)	85,114
GE Capital | Carrying amount
Financial Instruments [Line Items]
Loans	18,701	20,061
Time deposits	13,936	10,386
Other commercial mortgages	1,406	1,381
Loans held for sale	970	342
Other financial instruments	96	94
Borrowings	94,150	95,474
Investment contracts	2,917	2,955
GE Capital | Estimated fair value
Financial Instruments [Line Items]
Loans	18,466	19,774
Time deposits	13,936	10,386
Other commercial mortgages	1,504	1,447
Loans held for sale	970	342
Other financial instruments	115	110
Borrowings	97,544	99,396
Investment contracts	3,481	3,441
Accrued interest	$ 760	$ 1,006